ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$17,199,977	$15,098,733
Allowance for doubtful accounts	(605,444)	(1,467,374)
Total accounts receivable, net	$16,594,533	$13,631,359

Movements of allowance for doubtful accounts
Movements of allowance for doubtful accounts are as follows:

Beginning balance	$1,467,374	$644,090
(Write-off)/Addition	(871,670)	842,179
Exchange rate effect	9,740	(18,895
Ending balance	$605,444	$1,467,374